Short-term Investments	12 Months Ended
Dec. 31, 2023
Short-term Investments.
Short-term Investments
4.	Short-term Investments

Short-term Investments consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Held-to-maturity investments	1,123,594	1,327,977
Investments under fair value option	—	1,668,550
Available-for-sale investments	1,006,783	—
Total	2,130,377	2,996,527

As of December 31, 2022 and 2023, the maturity dates for the held-to-maturity investments, investments under fair value option and available-for-sale investments were within one year. Held-to-maturity investments were mainly deposits in commercial banks with maturities less than one year and wealth management products issued by commercial banks and other financial institutions for which the Group has the positive intent and ability to hold those securities to maturity. Available-for-sale investments include wealth management products issued by commercial banks and other financial institutions which are not classified as trading securities or as held-to-maturity securities. For the years ended December 31, 2021, 2022 and 2023, the gross unrealized holding gains on held-to-maturity investments were RMB5,411, RMB6,045 and RMB7,650, respectively. For the years ended December 31, 2021, 2022 and 2023, the unrealized gains on investments under fair value option were RMB nil, RMB nil and RMB12,029, respectively. For the years ended December 31, 2021, 2022 and 2023, the gross unrealized gains on available-for-sale investments were RMB192, RMB174 and RMB nil, respectively.